Funding from Group measured at amortized cost (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Funding From Group [Line Items]
Disclosure Of Funding From Group Tables Explanatory

USD m 30.6.24 31.3.24 31.12.23
Debt contributing to total loss-absorbing capacity (TLAC) 93,711 51,478 51,102
Debt eligible as high-trigger loss-absorbing additional tier

1 capital instruments
13,907 12,988 11,286
Debt eligible as low-trigger loss-absorbing additional

tier 1 capital instruments
1,225 1,216 1,212
Other
1
2,882 2,175 3,682
Total funding from UBS Group AG measured at amortized cost
2,3
111,725 67,857 67,282
1 Includes debt not eligible as TLAC having

a residual maturity of less than one year and

high-trigger loss-absorbing additional tier 1 capital instruments that ceased to be eligible when UBS Group AG

issued notice
of redemption.

2 Consists of subordinated debt of UBS

AG and its subsidiaries toward UBS Group AG. Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment
to all other present and future non-subordinated obligations of the respective issuing entity.

3 UBS AG has also recognized funding from UBS Group

AG that is designated at fair value.

Refer to Note 12d for more
information.